Revised Consolidated Financial Statements Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Revised Consolidated Financial Statements Information [Line Items]
Other current liabilities	$ 1,400
Accounts payable	4,100
Operating expenses	4,600
Accumulated deficit	(1,960,712)	$ (2,125,836)
Ecommerce Wind-Down [Member]
Revised Consolidated Financial Statements Information [Line Items]
Operating expenses	$ 5,500
Accumulated deficit			$ 4,600